SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
19. SUPPLEMENTAL CASH FLOW INFORMATION

As at December 31, 2019, the Company’s cash balance of $707,206 (December 31, 2018 – $332,227) was held at major Canadian and Australian banks in deposit accounts, and was comprised of $686,481 (as at December 31, 2018 – $324,483) denominated in US dollars, which was exposed to movements in foreign exchange rates.

Supplemental information to the statements of cash flows is as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Change in non-cash working capital
Decrease (increase) in accounts receivable	$2,883	($5,831)
(Increase) in inventories	(3,121)	(4,937)
(Increase) decrease in prepaid expenses	(4,429)	942
(Decrease) increase in accounts payable and accrued liabilities	(20,733)	43,425
	($25,400)	$33,599

Investing and financing non-cash transactions
Plant and equipment acquired through lease	$6,037	$8,589

Effective July 1, 2019, the Company made an accounting policy change to classify cash interest received within the condensed consolidated statement of cash flows for the years ended December 31, 2019 and 2018 as an operating activity rather than a non-operating activity, which more appropriately reflects the nature of these cash flows. The comparative figures for the year ended December 31, 2018 have been re-classified to conform with this change in accounting policy.